Subsequent Events (Details) (USD $)	0 Months Ended		1 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended				0 Months Ended		1 Months Ended		3 Months Ended						0 Months Ended		0 Months Ended	1 Months Ended					1 Months Ended		0 Months Ended
	Jan. 19, 2011	Oct. 07, 2010	Mar. 31, 2012	Feb. 29, 2012	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Oct. 08, 2012	Dec. 31, 2010	Oct. 08, 2012 Minimum	Oct. 31, 2011 Rodman & Renshaw, LLC	Jan. 31, 2011 Rodman & Renshaw, LLC	Oct. 31, 2010 Rodman & Renshaw, LLC	Oct. 07, 2010 Rodman & Renshaw, LLC	Sep. 21, 2012 Subsequent event	Apr. 02, 2012 Subsequent event	Nov. 30, 2012 Subsequent event item	Mar. 31, 2012 Subsequent event	Dec. 31, 2012 Subsequent event	Nov. 07, 2012 Subsequent event	Oct. 08, 2012 Subsequent event	Aug. 14, 2012 Subsequent event item	Dec. 31, 2011 Subsequent event	Dec. 31, 2010 Subsequent event	Dec. 03, 2012 Subsequent event Maximum	Nov. 30, 2012 Subsequent event Maximum	Oct. 08, 2012 Subsequent event Minimum	Nov. 30, 2012 Subsequent event Dr. Claire L. Kruger	Nov. 30, 2012 Subsequent event Mr. Clayton	Nov. 30, 2012 Subsequent event Other departing employees	Nov. 30, 2012 Subsequent event Dr. Lodder	Nov. 30, 2012 Subsequent event 2012 Equity Incentive Plan	Feb. 29, 2012 Subsequent event Securities purchase agreement Rodman & Renshaw, LLC	Feb. 29, 2012 Subsequent event Securities purchase agreement Rodman & Renshaw, LLC Maximum	Feb. 29, 2012 Subsequent event Forecast	Feb. 02, 2012 Subsequent event Forecast Securities purchase agreement	Feb. 02, 2012 Subsequent event Forecast Securities purchase agreement Maximum
Subsequent Events
Number of shares of common stock issued	21,345				26,628													483,657																			53,241
Number of shares of common stock under warrants issued	10,673	10,500			26,628							799	640	630				483,657																	1,597			10,648
Gross proceeds from issuance of common stock and warrants	$ 2,770,000				$ 1,250,000																																$ 1,150,000
Number of common shares under each unit sold	1				1																																1
Number of common shares under each warrant	0.5				1																																0.2
Purchase price per unit (in dollars per share)	$ 130.00				$ 47.40													$ 6.53																			$ 21.60
Period after issuance date after which warrants are exercisable																																		6 months			6 months
Warrants exercise price (in dollars per share)	$ 160.00	$ 300.00			$ 44.80							$ 59.00	$ 163		$ 312.60						$ 6.53													$ 27.00			$ 28.00
Net proceeds from issuance of common stock	2,600,000				1,100,000	1,055,353	2,545,349	3,700,552																												1,100,000	1,100,000
Estimated fair value of warrants at the date of grant												25,000	42,000	49,000																				19,000
Term of Lease			5 years																5 years
Base annual rent																	152,500
Percentage of annual increase in base annual rent						3.00%											3.00%
Number of private offerings of securities																							1
Reverse stock split, exchange ratio																20
Common stock, par value (in dollars per share)						$ 0.0001		$ 0.0001	$ 0.01	$ 0.0001						$ 0.01		$ 0.0001				$ 0.01
Common stock, outstanding shares prior to reverse stock split								3,094,961		2,135,588
Common stock, outstanding shares after reverse stock split						208,207		155,150		107,182														154,749	106,781
Net proceeds in a private placement of common stock and warrants				1,100,000														2,300,000
Common stock, sale price per share																		$ 5.324
Warrants exercisable period (in years)																		5 years
Investors participation right in future debt or equity offerings of entity (as a percent)																		100.00%
Period after closing of private placement for investor's participation right in future debt or equity offerings of entity (in years)																		2 years
Common stock, traded price (in dollars per share)											$ 1.00																	$ 1.00
Number of consecutive business days for which entity's share price traded above $1.00 per share																												10 days
The number of Board of Directors members																		8
Percentage of common stockholders authorized to approve specific actions																		70.00%
Common stock, shares authorized						50,000,000		50,000,000		50,000,000								50,000,000
Preferred stock, shares authorized						5,000,000		5,000,000		5,000,000								5,000,000
Preferred stock, par value (in dollars per share)						$ 0.01		$ 0.01		$ 0.01								$ 0.0001
Shares of common stock that may be issued																																	125,000
Number of shares of common stock issuable upon exercise of Series B Warrants issued in a private placement B Warrants																					483,657						483,657
Nominal consideration																										1,000
Loss on sale of subsidiary																				1,300,000
Bonus paid																													143,000
Severance																													286,000
Severance costs payable																														212,180	211,000
Bonus payable																														$ 74,263	$ 82,000	$ 93,359